Commitments and Contingencies (Details) - USD ($)			1 Months Ended			6 Months Ended
	Jul. 04, 2025	Jan. 14, 2020	Jan. 31, 2026	Feb. 28, 2018	Jul. 31, 2008	Jun. 30, 2026	Jun. 30, 2025
Commitments and Contingencies [LIne Items]
Percentage of grant received						100.00%
Interest expense						$ 300,000
Expenses services agreement						$ 30,000	$ 30,000
Consecutive term						1 year
Purchase price per unit					$ 0.136
Percentage of subject service charge					1.00%
Aggregate demand amount						$ 1,476,000
Additional payment	$ 300,000					400,000
Legal expenses	300,000
Legal fees						100,000
Rental obligation			$ 5,500
Administrative expenses			$ 3,000
Future payments	200,000
Contingent obligation						2,610,000
Supply agreement of tisseel description					The Supply Agreement provides for up to 1,000 kits of Tisseel of the 2 ml Tisseel kit, or 500 kits of Tisseel of the 4 ml Tisseel kit, or 200 kits of Tisseel the 10 ml Tisseel kits per year
Contingent milestone payments						$ 200,000
Initial term						3 years
Maximum [Member]
Commitments and Contingencies [LIne Items]
Percentage of payable on sales developed products						4.50%
Minimum [Member]
Commitments and Contingencies [LIne Items]
Percentage of payable on sales developed products						3.00%
CSL [Member]
Commitments and Contingencies [LIne Items]
Demanded total amount		$ 820,000
Additional payment	$ 30,000					$ 30,000
Baxter Services [Member]
Commitments and Contingencies [LIne Items]
Baxte pays amount				$ 60,000
Remining balance amount				140,000
Baxter Services [Member] | Services Agreement [Member]
Commitments and Contingencies [LIne Items]
Baxte pays amount				$ 200,000
Global Sales [Member] | Maximum [Member]
Commitments and Contingencies [LIne Items]
Contingent milestone payment						300,000
Global Sales [Member] | Minimum [Member]
Commitments and Contingencies [LIne Items]
Contingent milestone payment						$ 200,000